Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent events
8	Subsequent events

Reverse Stock Split

On May 7, 2019, the Company filed a Certificate of Change with the Secretary of State of Nevada that effected a 1-for-10 (1:10) reverse stock split of its common stock, par value $0.001 per share, which became effective on May 8, 2019. Pursuant to the Certificate of Change, the Company's authorized common stock was decreased in the same proportion as the split resulting in a decrease from 70,000,000 authorized shares of common stock to 7,000,000 shares authorized. The par value of its common stock was unchanged at $0.001 per share, post-split. All common shares, warrants, stock options, conversion ratios, and per share information in these consolidated condensed interim financial statements give retroactive effect to the 1-for-10 reverse stock split. The Company's authorized and issued preferred stock was not affected by the split.

Rights Offering

Subsequent to March 31, 2019, the Company filed a registration statement relating to a rights offering for a maximum gross proceeds of $8.0 million. For every common share of stock owned (including each share of common stock issuable upon exercise of certain outstanding warrants) as of the record date, the stockholder will receive one basic subscription right, which gives the stockholder the opportunity to purchase one unit, consisting of one share of the Company's Series C Preferred Stock and 0.50 warrants, for a price of $1,000 per Unit. The raising of any funds will not be assured until the closing of the offering which is expected to be in the first week of June 2019.

Performance Stock Units

On April 30, 2019, the Company's Board of Directors approved the cancellation of all 120,000 PSU's outstanding at March 31, 2019.

2017 Omnibus Plan

On April 30, 2019, the Company's Board of Directors also approved a temporary reduction in the reserve under the Company's 2017 Plan. As a result, the 367,317 shares of common stock available for issuance under the 2017 Plan as of March 31, 2019 was reduced to 14,217. If the Company's authorized common shares are increased at the 2019 annual meeting of stockholders, the reserve will be increased back to 367,317.

11     Subsequent events

Reverse Stock Split

On May 7, 2019, the Company filed a Certificate of Change with the Secretary of State of Nevada that effected a 1-for-10 (1:10) reverse stock split of its common stock, par value $0.001 per share, which became effective on May 8, 2019. Pursuant to the Certificate of Change, the Company’s authorized common stock was decreased in the same proportion as the split resulting in a decrease from 70,000,000 authorized shares of common stock to 7,000,000 shares authorized. The par value of its common stock was unchanged at $0.001 per share, post-split. All common shares, warrants, stock options, conversion ratios, and per share information in these consolidated financial statements give retroactive effect to the 1-for-10 reverse stock split. The Company’s authorized and issued preferred stock was not affected by the split.

Rights Offering

Subsequent to June 30, 2018, the Company filed a registration statement relating to a rights offering for a maximum gross proceeds of $8.0 million. For every common share of stock owned (including each share of common stock issuable upon exercise of certain outstanding warrants) as of the record date, the stockholder will receive one basic subscription right, which gives the stockholder the opportunity to purchase one unit, consisting of one share of the Company’s Series C Preferred Stock and 0.50 warrants, for a price of $1,000 per Unit. The raising of any funds will not be assured until the closing of the offering which is expected to be in the first week of June 2019.

Performance Stock Units

On April 30, 2019 the Company’s Board of Directors approved the cancellation of all 120,000 PSU’s outstanding at June 30, 2018.

2017 Omnibus Plan

On April 30, 2019 the Company’s Board of Directors also approved a temporary reduction in the reserve under the Company’s 2017 Plan. As a result, the 367,317 shares of common stock available for issuance under the 2017 Plan as of March 31, 2019 was reduced to 14,217. If the Company’s authorized common shares are increased at the 2019 annual meeting of stockholders, the reserve will be increased back to 367,317.